Expense Example - NCCMTGovernmentPortfolio-PROStandAlone - NCCMTGovernmentPortfolio-PROStandAlone - North Carolina Capital Management Trust - Government Portfolio - North Carolina Capital Management Trust - Government Portfolio
Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 14
3 years	45
5 years	92
10 years	$ 237